Other Receivables (Tables)	12 Months Ended
Dec. 31, 2019
Trade and other current receivables [abstract]
Schedule of other receivables
			Convenience
			translation (Note 2c)
	December 31,		December 31,
	2018	2019	2019
	N I S		U.S. dollars

Government authorities	383	349	101
Prepaid expenses and other	582	307	89

	965	656	190